CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	$ 8,660,855	$ 26,436,772	$ 8,095,344
Other comprehensive income to be reclassified to income in subsequent periods
Loss on financial assets at fair value through other comprehensive income	0	(533,226)	(1,182,041)
Income tax related to loss on financial assets at fair value through other comprehensive income	0	213,256	413,714
Other comprehensive income (loss) to be reclassified to income in subsequent periods, net of tax	0	(319,970)	(768,327)
Other comprehensive loss not to be reclassified to income in subsequent periods
Remeasurement of losses from long-term employee benefits	(43,633)	31,614	(39,475)
Income tax related to remeasurement of losses from long-term employee benefits	11,563	(9,484)	6,512
Other comprehensive income (loss) not to be reclassified to income in subsequent periods	(32,070)	22,130	(32,963)
Other comprehensive income for the year	(32,070)	(297,840)	(801,290)
Total comprehensive income for the year	8,628,785	26,138,932	7,294,054
Attributable to:
Equity holders of the parent	8,776,745	26,652,978	7,338,527
Non-controlling interests	(147,960)	(514,046)	(44,473)
Total comprehensive income for the year	$ 8,628,785	$ 26,138,932	$ 7,294,054